IFRS 7 - Disclosure - Liquidity Risk - Summary of Credit Related Commitments (Parenthetical) (Detail) - CAD ($) $ in Millions	Jan. 31, 2019	Oct. 31, 2018
Disclosure of commitments [line items]
Cash collateral on securities lent	$ 2,660	$ 2,731
Personal, home equity, and credit card lines [member]
Disclosure of commitments [line items]
Capital commitment	118,600	116,500
Securities lending [member]
Disclosure of commitments [line items]
Cash collateral on securities lent	$ 2,700	$ 2,700